Other income	12 Months Ended
Dec. 31, 2021
Other income.
Other income

9.Other income

	2021	2020	2019
	$’000	$'000	$'000

Insurance claims	6,861	14,987	3,607
Other income	11,648	1,425	3,429
	18,509	16,412	7,036

The 2020 insurance claims includes $8.7 million (2019: $nil) relating to a one off claim in Cameroon.

Other income for the 2021 year mainly relates to the remeasurement of the liabilities for contingent consideration on the Skysites Acquisition in 2021 and the IHS Kuwait Acquisition in 2020.